Consolidated Balance Sheets - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Current Assets:
Cash and cash equivalents	¥ 2,718,261	¥ 1,378,444
Current portion of investments	1,063	101,064
Trade accounts receivable, net of allowance for doubtful accounts of 25,374 thousand as of March 31, 2015	1,541,422	860,202
Prepaid expenses	156,637	112,108
Deferred tax assets	75,471	174,453
Other current assets	139,547	139,341
Total Current Assets	4,632,401	2,765,612
Property and equipment-net	811,964	702,914
Capitalized computer software costs-net	962,224	929,028
Goodwill	175,427
Customer relationship-net	372,824
Other intangible assets-net	72,101	13,163
Investments in securities	512,323	372,911
Rental deposits	130,415	126,047
Deferred tax assets	12,172	67,597
Other assets	11,326	23,551
TOTAL ASSETS	7,693,177	5,000,823
Current Liabilities:
Trade accounts payable	432,188	323,898
Short-term bank borrowing	36,000
Current portion of long-term debt	458,243	285,897
Accrued income taxes	94,086	8,970
Retirement and severance benefits-current	5,037	5,301
Accrued expenses	348,430	182,983
Deferred tax liabilities	6,165
Other current liabilities	124,835	33,603
Total Current Liabilities	1,504,984	840,652
Noncurrent Liabilities:
Long-term debt	775,340	445,186
Retirement and severance benefits-noncurrent	31,087	12,520
Deferred tax liabilities	81,397	39,347
Other liabilities	52,018	41,504
Total Noncurrent Liabilities	939,842	538,557
EQUITY:
Common stock: Authorized 72,000,000 shares; Issued and outstanding, 34,411,360 shares and 35,491,360 shares at March 31, 2014 and 2015, respectively	1,997,214	1,404,139
Additional paid-in capital	1,487,429	890,478
Retained earnings	1,389,551	1,171,098
Accumulated other comprehensive income	360,739	134,619
Treasury stock, at cost-630 shares at March 31, 2014 and 2015	(26)	(26)
Total UBIC, Inc. shareholders' equity	5,234,907	3,600,308
NONCONTROLLING INTERESTS	13,444	21,306
Total Equity	5,248,351	3,621,614
TOTAL LIABILITIES AND EQUITY	¥ 7,693,177	¥ 5,000,823